REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Information about relationship between disclosure of disaggregated revenue from contracts with customers and revenue information for reportable segments [text block]

Years ended December 31	2018	2017
	$	$
Gold doré and bullion sales	365,996	358,790
Concentrate sales	57,461	88,823
Other revenue	(2,782)	1,160
	420,675	448,773